Segregated Funds - Changes in Insurance Contracts and Investment Contracts for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	$ 125,921
Deductions from segregated funds:
Balance as at December 31	139,996	$ 125,921
Investments and insurance contracts for account of segregated fund holders
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	125,921	116,973
Additions to segregated funds:
Deposits	13,509	12,880
Net transfer (to) from general funds	(351)	(1,825)
Net realized and unrealized gains (losses)	9,516	5,643
Other investment income	6,558	4,275
Total additions	29,232	20,973
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	12,966	10,618
Management fees	1,276	1,126
Taxes and other expenses	435	396
Foreign exchange rate movements	480	(115)
Total deductions	15,157	12,025
Increase (decrease) in insurance and investment contract liabilities	14,075	8,948
Balance as at December 31	$ 139,996	$ 125,921